Schedule of depreciation and amortization (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Depreciation and amortisation expense [abstract]
Depreciation		₨ 50,557	₨ 40,771	₨ 20,336
Amortization		283,038	206,682	122,920
Depreciation on right of use assets		77,910	61,446	54,271
Total	$ 4,386	₨ 411,505	₨ 308,899	₨ 197,527